United States
                       Securities and Exchange Commission
                              Washington, DC 20549

                                    Form 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 12/31/00

Check here if Amendment:  [  ]   Amendment number:  [  ]
This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.

Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105

13F File Number:    28-5546

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas R. Podlesny
Title:    Executive Vice President-Managing Director
Phone:    (314)  726-6164

     Signature, Place, and Date of Signing:

          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          February 1, 2001

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

     List of Other Managers Reporting for this Manager:  NONE


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      62
Form 13F Information Table Value Total:      $149,145
                                          (thousands)
List of Other Included Managers:  NONE

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.


                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE

ACXIOM CORP              COM       005125109   17,177,000  441,150.00 X                                  625   47,875  392,650

BP AMOCO                 COM       055622104      288,000    6,014.00 X                                                  6,014

ANHEUSER-BUSCH COS       COM       035229103    1,043,000   22,934.00 X                                                 22,934

BANKAMERICA              COM       060505104      648,000   14,134.00 X                                                 14,134

BARRETT RESOURCES        COM       068480201      431,000    7,595.00 X                                                  7,595

CENTERPOINT PROPERTIES   COM       151895109      309,000    6,550.00 X                                                  6,550

CHATEAU COMMUNITIES      COM       161726104      544,000   17,862.00 X                                         1,174   16,688

AMERICAN INTL GRP        COM       026874107      320,000    3,244.00 X                                                  3,244

DEVON ENERGY CO          COM       25179M103    6,633,000  108,797.00 X                                  125   10,600   98,072

CHEMED CORP              COM       163596109   12,210,000  363,130.00 X                                  500   43,050  319,580

APPLIED HEALTHCARE PROD  COM       019222108       29,000   10,000.00 X                                                 10,000

BALL CORP                COM       058498106      714,000   15,500.00 X                                                 15,500

GENERAL ELEC             COM       369604103    1,521,000   31,726.00 X                                                 31,726

HARTE-HANKS COMM INC     COM       416196103      320,000   13,510.00 X                                           900   12,610

   COLUMN TOTALS                               42,187,000


                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.

                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE

CHUBB                    COM       171232101   10,386,000  120,075.00 X                                  250   15,700  104,125

VERIZON                  COM       92343V104      342,000    6,828.00 X                                                  6,828

CONVERGYS CORP           COM       212485106   11,767,000  259,675.00 X                                  225   36,800  222,650

INTL SPEEDWAY CORP CL B  COM       460335300      604,000   15,500.00 X                                                 15,500

CISCO SYSTEMS            COM       17275R102      201,000    5,253.00 X                                                  5,253

BELLSOUTH CORP           COM       079860102      326,000    7,956.00 X                                                  7,956

NAVIGATORS GROUP INC     COM       638904102    1,923,000  144,450.00 X                                  450   19,000  125,000

PAXAR CORP               COM       704227107    8,937,000  877,231.00 X                                  887  160,307  716,037

CITIGROUPINC             COM       172967101      392,000    7,674.00 X                                                  7,674

REINSURANCE GROUP
 OF AMERICA              COM       759351109      950,000   26,750.00 X                                                 26,750

SCHLUMBERGER LTD         COM       806857108    4,088,000   51,141.00 X                                   74    6,067   45,000

WEST TELESERVICES CORP   COM       956188106   10,511,000  373,718.00 X                                  675   48,500  324,543

WILLIAMS CO INC          COM       969457100    6,814,000  170,629.00 X                                  300   15,500  154,829

EMERSON ELECTRIC         COM       291011104      279,000    3,540.00 X                                                  3,540

   COLUMN TOTALS                               57,520,000


                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.

                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE

SCHERING PLOUGH CORP     COM       806605101     252,000    4,449.00  X                                                  4,449

ENTERBANK HLDG INC       COM       293538102     465,000   34,436.00  X                                                 34,436

EXXON MOBIL CORP         COM       30231G102     693,000    7,973.00  X                                                  7,973

TRANSOCEAN SEDCO FOREX   COM       G90078109     881,000   14,800.00  X                                   28    1,655   13,117

MATTEL INC               COM       577081102     327,000   22,645.00  X                                  250    1,500   20,895

EW BLANCH                COM       093210102   2,320,000  133,025.00  X                                  500   12,550  119,975

SOLUTIA INC              COM       834376105     250,000   20,837.00  X                                                 20,837

IRON MOUNTAIN            COM       462846106   8,395,000  226,121.00  X                                  330   24,187  201,604

SBC COMMUNICATIONS       COM       78387G103     909,000   19,038.00  X                                                 19,038

ZEBRA TECHNOLOGIES       COM       989207105   9,436,000  231,289.00  X                                  225   28,380  202,684

HEIDRICK & STRUGGLES
 INTL INC                COM       422819102   3,424,000   81,400.00  X                                  100    5,900   75,400

INTL SPEEDWAY CORP CL A  COM       460335201   9,462,000  249,000.00  X                                  350   35,950  212,700

FIRST DATA CORP          COM       319963104     351,000    6,656.00  X                                                  6,656

FIRSTAR CORP             COM       33763V109     414,000   17,792.00  X                                                 17,792

   COLUMN TOTALS                              37,579,000


                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.

                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE

GILLETTE CO              COM       375766102     222,000    6,139.00  X                                                 6,139

JOHNSON & JOHNSON        COM       478160104     366,000    3,485.00  X                                                 3,485

LUCENT TECH              COM       549463107     166,000   12,276.00  X                                                12,276

MERCK & CO               COM       589331107   1,205,000   12,866.00  X                                                12,866

MISSISSIPPI VY BANCSHS   COM       605720101   2,776,000   94,500.00  X                                                94,500

NESTLES SA ADR           COM       641069406     229,000    2,000.00  X                                                 2,000

PFIZER INC               COM       717081103     991,000   21,544.00  X                                                21,544

PROCTER & GAMBLE CO      COM       742718109     214,000    2,734.00  X                                                 2,734

RALSTON PURINA           COM       751277302     546,000   20,916.00  X                                                20,916

STATE STREET CORP        COM       857477103     227,000    1,828.00  X                                                 1,828

STRAYER EDUCATION INC    COM       863236105   2,552,000   99,825.00  X                                  250   11,500  88,075

TALX CORP                COM       874918105     550,000   13,750.00  X                                                13,750

VODAFONE                 COM       92857w100     267,000    7,450.00  X                                                 7,450

   COLUMN TOTALS                              10,311,000


                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.

                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE

FIRST PFD CAP TR         PFD       33611H203   216,000       8,000.00 X                                                  8,000

PFD TENN VY AUTH PWR     PFD       880591409   231,000      10,000.00 X                                                 10,000

UNION FINANCIAL GRP LTD  PFD       8Q30498     100,000     100,000.00 X                                                100,000

   COLUMN TOTALS                               547,000





                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.

                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE

VANGUARD INDEX TR 500
PORT                     MF        922908405    212,000      9,279.00 X                                                  9,279

VAN KAMPEN AMER CAP
TAX EX FD                MF        92113R309    281,000     26,487.00 X                                                 26,487

SELIGMAN TAX FREE MO     MF        816346878    387,000     50,224.00 X                                                 50,224

ALLIANCE GROWTH & INC    MF        018597104    121,000     31,801.00 X                                                 31,801

   COLUMN TOTALS                              1,001,000





                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.

                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE

TOTAL COMMON STOCK                             147,597,000

TOTAL PREFERRED STOCKS                             547,000

TOTAL MUTUAL FUNDS                               1,001,000



TOTAL FMV                                      149,145,000
